Financial instruments - Fair value of loans and financing (Details) - Loans, financing and debentures - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	R$ 92,171,705	R$ 98,802,972
Bonds | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Secondary Market
Financial liabilities, at fair value	R$ 42,872,554	48,734,909
Export credits (“export prepayments”) | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 19,618,606	22,740,891
Export credits (“export prepayments”) | Country of domicile | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 332,382
Assets Financing | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 331,481	422,115
Assets Financing | Country of domicile | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 56,446	60,566
ECA - Export Credit Agency | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 769,830	864,202
IFC - International Finance Corporation | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 5,581,088	6,261,715
Panda Bonds - CNH [Member] | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Fixed
Financial liabilities, at fair value	R$ 907,067	951,125
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 136,792	171,109
BNDES – TLP [Member] | Country of domicile | BNDES – TLP
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 3,530,603	3,275,012
BNDES | Country of domicile | BNDES – SELIC
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 616,896	645,139
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 36,792	33,466
BNDES - US$ | Country of domicile | BNDES - US$
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 2
Financial liabilities, at fair value	R$ 109,980	106,966
Debentures [Member] | Country of domicile | CDI/IPCA
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1/IPCA
Financial liabilities, at fair value	R$ 11,866,426	12,002,992
NCE ("Export Credit Notes") | Country of domicile | CDI
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 106,600	108,308
NCR ("Rural Credit Notes") | Country of domicile | CDI
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 5,298,162	R$ 2,424,457